Organization - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended
	Apr. 23, 2013	Oct. 11, 2012	Oct. 31, 2012	Dec. 31, 2013 server_side_unique_device_profile	Dec. 17, 2012 Agreement	Jul. 23, 2012 Right	Mar. 24, 2014	May 10, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of server-side unique device profiles				200,000,000
Reverse stock split ratio	0.1			0.1
Subscription right per share						1
Proceeds from issuance of Series J preferred stock and warrants		$ 27.8	$ 30.0
Number of customer agreements terminated					1
Series J Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Preferred stock dividend percentage		13.00%	13.00%	13.00%
Sale of subscription rights, price per unit		6.50
Mr. Carl C. Icahn | Subsequent Event [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beneficial ownership in company by related party percent							30.30%
Voting power of common stock percent							14.40%
Mr. Carl C. Icahn | Subsequent Event [Member] | Series J Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beneficial ownership in Series J Preferred Stock percent							95.50%
Revolving loan facility [Member] | Mr. Carl C. Icahn
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Maximum borrowing capacity, revolving loan facility								$ 5.0